REVENUE AND EXPENSES (Details 4) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Gaming taxes	€ 21,294	€ 19,863	€ 16,281
Leases	32	234	528
Utilities, repairs and maintenance	1,164	1,060	1,432
Professional services and other expenses	62,709	62,957	59,203
Casino license royalties	8,325	7,732	6,279
Marketing expenses	85,496	85,355	75,127
Total	€ 179,020	€ 177,201	€ 158,850